General	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	T3 Defense Inc. (formerly known as Nukkleus Inc.) (the “Company” or “T3”) was formed on May 24, 2019 under the name Brilliant Acquisition Corporation. On June 23, 2023, Brilliant Acquisition Corporation, a British Virgin Islands company, entered into an Amended and Restated Agreement and Plan of Merger (as amended by the First Amendment to the Amended and Restated Agreement and Plan of Merger on November 1, 2023, (the “Merger Agreement”), by and among Brilliant BRIL Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Brilliant (“Merger Sub”), and Nukkleus Inc., a Delaware corporation (“Old Nukk”). Old Nukk (f/k/a Compliance & Risk Management Solutions Inc.) was formed on July 29, 2013 in the State of Delaware. The Merger Agreement provided that, at the closing, among other things (the “Closing”) of the transactions contemplated by the Merger Agreement, Merger Sub merged with and into Old Nukk (the “Merger”), with Old Nukk surviving as a wholly-owned subsidiary of Brilliant.

The Business Combination was completed on December 22, 2023. On the Closing Date, and in connection with the closing of the Business Combination, Brilliant changed its name to Nukkleus Inc. and the Company’s common stock began trading on the NASDAQ under the ticker symbol NUKK.

Effective February 9, 2026, the Company changed its name to “T3 Defense Inc.” As a result of the name change, the new ticker symbol for the Company’s common stock is “DFNS” and trading continued under the new ticker symbol on The Nasdaq Global Market.

While Brilliant was the legal acquirer, Old Nukk was the accounting acquirer; therefore, the historical financial statements of Old Nukk became those of the Company. Accordingly, the consolidated financial statements reflect: (i) Old Nukk’s historical results prior to the Business Combination; (ii) the combined results thereafter; (iii) Old Nukk’s assets and liabilities at their historical cost; and (iv) the Company’s equity structure for all periods presented.

The Company historically operated its blockchain payment solutions through Digital RFQ Limited (“DRFQ”), an indirect wholly owned subsidiary of the Company. In January 2024, the Company ceased its general support service operations, terminating the existing customer and supplier contracts with a related party, and shifted its focus to the payment services operations. On December 27, 2024, the Company entered into a Share Purchase Agreement to sell DRFQ for nominal consideration of £1,000, subject to shareholder approval. As of August 2025, the Company determined that it no longer had a controlling financial interest in Digital RFQ. Accordingly, the Company deconsolidated DRFQ during the third quarter of fiscal year 2025.

On December 30, 2025, the Company consummated the acquisition of all of the issued and outstanding shares of Tiltan Software Engineering Ltd. (“Tiltan”) pursuant to a Stock Purchase Agreement, as amended, among the Company, its wholly owned subsidiary Nukk Picolo Ltd. (“Nukk Picolo”), Tiltan and Arie Shafir (the “Tiltan Seller”).

The Company approved a reverse stock split of its issued and outstanding shares of common stock (“Common Stock”), at a ratio of 1-for-125 (the “Reverse Stock Split”). The Reverse Stock Split was duly approved in a special meeting of the stockholders held on June 24, 2026. On July 16, 2026, the Company filed with the Secretary of State of the State of Delaware the Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the “Certificate of Amendment”) to effect the Reverse Stock Split. The Reverse Stock Split became effective as of 12:01 a.m., Eastern Time, on July 20, 2026, and the Company’s Common Stock began trading on the Nasdaq Stock Market on a split-adjusted basis when the market opened on July 20, 2026.

All shares, stock option and per share information in these consolidated financial statements have been restated to reflect the Reverse Stock Split on a retroactive basis.

B.	SC II Acquisition Corp.

On October 16, 2025, a registration statement was filed with the Securities and Exchange Commission (the “SEC”) regarding a proposed initial public offering (“IPO”) of units of SC II Acquisition Corp. (“SC II” or the “SPAC”), a newly formed special purpose acquisition company and indirect subsidiary of the Company. The SPAC’s sponsor, SC Capital II Sponsor LLC (the “Sponsor”), a Delaware limited liability company, is controlled and majority owned by Nukkleus Defense Technologies Inc., a wholly-owned subsidiary of the Company.

On November 28, 2025, SC II consummated its initial public offering (“IPO”) of 17,250,000 units (the “Units”), including the full exercise by the underwriters of their over-allotment option to purchase an additional 2,250,000 Units. The Units were sold at a public offering price of $10.00 per Unit, generating gross proceeds of approximately $172.5 million. Each Unit consists of one Class A ordinary share, par value $0.0001 per share, and one right to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of SC II’s initial business combination (each, a “Share Right”).

Simultaneously with the closing of the IPO, the Sponsor purchased 255,000 private placement units (the “Sponsor Units”) at $10.00 per unit, pursuant to a Sponsor Private Placement Units Purchase Agreement dated November 25, 2025. The issuance of the Sponsor Units was made pursuant to the exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”).

The proceeds of the IPO were placed in a trust account to be used for the purpose of completing a business combination in accordance with SC II’s amended and restated memorandum and articles of association.

As of June 30, 2026, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Class A ordinary shares subject to redemption as of December 31, 2025	172,778
Plus:
Remeasurement of carrying value to redemption value	1,789
Class A ordinary shares subject to redemption as of March 31, 2026	174,568

Plus:
Remeasurement of carrying value to redemption value	1,321
Class A ordinary shares subject to redemption as of June 30, 2026	175,889

On March 31, 2026, the SPAC entered into a non-binding letter of intent (the “LOI”) with a payments technology company (the “Target”), which outlines the general terms and conditions of a potential business combination (the “Proposed Transaction”) pursuant to which the SPAC would acquire 100% of the outstanding equity and equity equivalents of the Target.

The LOI is a preliminary, non-binding expression of mutual interest and does not constitute a binding commitment, obligation or agreement of the SPAC or the Target to consummate the Proposed Transaction or any other transaction. Except for certain limited binding provisions, including, among other things, exclusivity, confidentiality, the waiver of claims against the SPAC’s trust account, and governing law, neither the SPAC nor the Target has any legal obligation to the other party with respect to the Proposed Transaction by virtue of the LOI.

On July 12, 2026, the SPAC informed the Target that it is terminating the LOI, effective immediately, as the SPAC does not intend to pursue the Proposed Transaction. As a result of such termination, the SPAC no longer has any obligations pursuant to the LOI, other than certain confidentiality obligations.

C.	Star 26 Capital Inc. Acquisition

On January 12, 2026, the Company consummated the acquisition of 100% of the issued and outstanding equity of Star 26 Capital Inc. (“Star”) pursuant to the terms of the Amended and Restated Securities Purchase Agreement and Call Option, dated September 15, 2025 (the “Star Agreement”), with Star, the equity holders of Star, and Menachem Shalom, as the representative of said equity holders. Mr. Shalom, the Company’s Chief Executive Officer and a director, is also a controlling shareholder and director of Star. Pursuant to the Star Agreement, T3 acquired a 100% interest in Star. See note 3.

D.	Nimbus Drones Technologies and Marketing Ltd Acquisition

On January 15, 2026, the Company consummated its acquisition (the “Nimbus Acquisition”) of 100% of Nimbus Drones Technologies and Marketing Ltd., an Israeli private company (“Nimbus”) specializing in unmanned aerial systems and services. See Note 4.

E.	I.T.S. Industrial Techno-Logic Solutions Ltd. Acquisition

On February 16, 2026, the Company consummated its acquisition (the “ITS Acquisition”) of 51% of I.T.S. Industrial Techno-Logic Solutions Ltd., an Israeli private company (“ITS”). ITS is engaged in the design, development, and serial production of fully integrated electro-mechanical systems and sophisticated assembly lines.

ITS’s operations are conducted by ITS and its wholly-owned subsidiary, Positech Ltd., which specializes in the design and manufacture of high-performance motion control systems for both defense and commercial applications. See Note 5.

F.	Israel – Hamas war

In October 2023, a large-scale terrorist attack in southern Israel led to the outbreak of armed conflict between Israel and Hamas. The conflict subsequently expanded to additional regional fronts and contributed to a period of heightened geopolitical and security instability in the region.

During 2024 and 2025, hostilities included military operations in Lebanon and direct confrontations involving Iran. These developments increased regional uncertainty and, at times, resulted in temporary disruptions to the Company’s operations in Israel, including limited interruptions to routine business activities.

In September 2025, a ceasefire agreement was reached between Israel and Hamas, and all remaining living Israeli hostages were released and returned to Israel. While the ceasefire has generally held as of the date of these financial statements, the security situation remains sensitive, and the potential for renewed hostilities or broader regional escalation cannot be ruled out. More recently, on February 28, 2026, hostilities between Israel and Iran escalated again. Israel, together with the United States, conducted a major joint military campaign of air and missile strikes against targets in Iran, which triggered a broad Iranian response and contributed to significant regional instability. The situation remains highly fluid, and management is unable to predict when, or on what terms, this escalation will be resolved. Accordingly, the extent of the continued impact on the Company’s operations and financial results, if any, cannot be reasonably estimated at this time.

Given that the majority of the Company’s operations are conducted in Israel, and that all members of the Company’s board of directors and management, as well as most employees, consultants, and service providers, are located in Israel, the Company is directly affected by the economic, political, geopolitical, and military conditions impacting the region. As of June 30, 2026, while ceasefire arrangements with Hamas, Lebanon and Iran were generally in effect and large-scale military operations had subsided, the overall security environment in Israel and the surrounding region remained unstable and unpredictable. Any further escalation or expansion of the conflict could negatively affect both regional and global conditions, and may adversely impact the Company’s business, financial condition, and results of operations. In April 2026, a ceasefire agreement was reached with respect to the hostilities with Iran described above; however, the ceasefire remains fragile and the overall security situation in Israel and the region continues to be uncertain.

G.	Going concern

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) assuming the Company will continue as a going concern.

At June 30, 2026, the Company had negative working capital of approximately $131 million (of which $124 million consists of stock purchase warrant liabilities that do not require cash settlement) and stockholders’ deficit of $19 million as of June 30, 2026; For the six and three months ended June 30 , 2026, the Company reported a net operating loss of $7.2 million and $3.4 million, respectively, and for the six months ended June 30, 2026, the net cash used in operations was approximately $9.8 million. Absent any other action, the Company will require additional liquidity to continue its operations for the next 12 months.

After evaluating these conditions, management concluded that its plans, when considered in aggregate, alleviate substantial doubt about the Company’s ability to continue as a going concern. Those plans include: (i) the Company’s existing unrestricted cash balance of approximately $4.1 million, sufficient to fund projected operating expenses through the look-forward period; (ii) an active Equity Line of Credit (“ELOC”) with Esousa Holdings, LLC — legally binding, SEC-registered, and shareholder-approved — providing drawdown capacity, which exceeds the Company’s projected annual operating cash needs; (iii) the Company’s majority-owned subsidiaries, including Rimon Ltd. and Nimbus Drones, which are cash-positive and require no capital support from the Company; (iv) management’s ongoing efforts to assist subsidiaries in securing or expanding bank credit facilities; (v) the option to satisfy certain obligations through issuance of equity in lieu of cash; and (vi) management’s plans to conduct efficiency measures and cost reduction steps in certain subsidiaries.

In addition, management believes that the completion of the sale in April 2026 by Water IO Ltd., a majority-owned indirect subsidiary of the Company, of Zorro Net Ltd. to BiomX Inc., pursuant to which Water IO received 1,300,000 shares of BiomX common stock and a $1.25 million promissory note (see note 7A below), may provide additional liquidity and financial flexibility to the Company and its subsidiaries.

Management has determined that its plans are probable of being effectively implemented and probable of mitigating the conditions described above, enabling continuation of the Company’s operations for the foreseeable future.

NOTE 1 – GENERAL

A.	T3 Defense Inc. (formerly known as Nukkleus Inc.) (the “Company” or “T3”) was formed on May 24, 2019 under the name Brilliant Acquisition Corporation. On June 23, 2023, Brilliant Acquisition Corporation, a British Virgin Islands company, entered into an Amended and Restated Agreement and Plan of Merger (as amended by the First Amendment to the Amended and Restated Agreement and Plan of Merger on November 1, 2023, (the “Merger Agreement”), by and among Brilliant BRIL Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of Brilliant (“Merger Sub”), and Nukkleus Inc., a Delaware corporation (“Old Nukk”). Old Nukk (f/k/a Compliance & Risk Management Solutions Inc.) was formed on July 29, 2013 in the State of Delaware. The Merger Agreement provided that, at the closing, among other things (the “Closing”) of the transactions contemplated by the Merger Agreement, Merger Sub merged with and into Old Nukk (the “Merger”), with Old Nukk surviving as a wholly-owned subsidiary of Brilliant.

The Business Combination was completed on December 22, 2023. On the Closing Date, and in connection with the closing of the Business Combination, Brilliant changed its name to Nukkleus Inc. and the Company’s common stock began trading on the NASDAQ under the ticker symbol NUKK.

Effective February 9, 2026, the Company changed its name to “T3 Defense Inc.” As a result of the name change, the new ticker symbol for the Company’s common stock is “DFNS” and trading commenced under the new ticker symbol on The Nasdaq Stock Market LLC on February 9, 2026.

Old Nukk was determined to be the accounting acquirer in the Business Combination under Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). This determination was primarily based on Old Nukk’s shareholders holding a majority of the voting interests in the combined entity, Old Nukk’s ability to appoint and maintain control over the majority of the board of directors of the combined entity, and the continuity of senior management and operations. Accordingly, the Business Combination was accounted for as a reverse recapitalization, with Old Nukk deemed to have issued equity for the net assets of Brilliant. The net assets of Brilliant were recorded at historical cost, and no goodwill or intangible assets were recognized.

While Brilliant was the legal acquirer, Old Nukk was the accounting acquirer; therefore, the historical financial statements of Old Nukk became those of the Company. Accordingly, the consolidated financial statements reflect: (i) Old Nukk’s historical results prior to the Business Combination; (ii) the combined results thereafter; (iii) Old Nukk’s assets and liabilities at their historical cost; and (iv) the Company’s equity structure for all periods presented.

Following the Business Combination, until the change in management in September 2024, the Company operated in the technology business as a full-service transactions technology and advisory business providing end-to-end transactions technology solutions. The Company offered an advanced transactions platform for dealing and risk management with global liquidity and customizable leverage, where users have control over quote and liquidity strategies.

Historically, the Company, through its wholly owned subsidiary, provided software and technology solutions for the worldwide retail foreign exchange trading industry. The Company’s primary customer was Triton Capital Markets Ltd. (“TCM”) (formerly known as FXDD Malta Limited). Substantially all of the Company’s revenues prior to January 1, 2024 were generated pursuant to a General Services Agreement (“GSA”) entered into in May 2016 between Nukkleus Limited and TCM. The GSA provided for minimum monthly payments of $1,600.

Due to non-payment by TCM under the GSA, the Company notified TCM of termination of the agreement. On September 30, 2024, the Company entered into a Release Agreement with TCM and FXDirectDealer LLC confirming that the GSA (and a related services agreement with FXDirectDealer LLC) had been terminated effective January 1, 2024, and that no obligations or liabilities remained outstanding between the parties as of the agreement date. The parties mutually released one another from all claims arising under the agreements.

The Company historically operated its blockchain payment solutions through Digital RFQ Limited (“DRFQ”), an indirect wholly owned subsidiary of the Company. In January 2024, the Company ceased its general support service operations, terminating the existing customer and supplier contracts with a related party, and shifted its focus to the payment services operations. On December 27, 2024, the Company entered into a Share Purchase Agreement to sell DRFQ for nominal consideration of £1,000, subject to shareholder approval. As of August 2025, the Company determined that it no longer had a controlling financial interest in Digital RFQ. Accordingly, the Company deconsolidated DRFQ during the third quarter of fiscal year 2025. See note 3 below for additional information.

B.	Star 26 Capital Inc.

On December 15, 2024, the Company entered into a Securities Purchase Agreement and Call Option, as amended by Amendment No. 1 dated February 11, 2025, Amendment No. 2 dated May 13, 2025, and Amendment No. 3 dated June 15, 2025 with Star 26 Capital Inc. (“Star”), the shareholders of Star (“Star Equity Holders”) and Menachem Shalom, the representative of the Star Equity Holders, to acquire a controlling 51% interest in Star, an Israeli corporation engaged as a supplier of generators for “iron dome” launchers and other defense products.

On September 15, 2025, the Company entered into an Amended and Restated Securities Purchase Agreement (the “Star Agreement”) with Star, Star Equity Holders, and Menachem Shalom, pursuant to which the Company agreed to acquire 100% of the issued and outstanding equity of Star. Mr. Shalom, the Company’s Chief Executive Officer and director, is also a controlling shareholder and director of Star.

Pursuant to the Star Agreement, T3 is to acquire a controlling 100% interest in Star in consideration of $21,000, to be paid by a 12-month $16,000 promissory note and the balance in $5,000 cash, less any amounts lent to Star from T3 since the Purchase Agreement signed among the parties. At the time of closing, the amounts lent are $4,500.

In addition, Star would receive:

●	4,770,340 shares of common stock of T3,

●	a five-year warrant to purchase an aggregate of 12,017,648 shares of T3’s common stock for an exercise price of $1.50 per share,

●	$3,000 working capital in cash and

●	a 6-month promissory note in the principal amount of $3,000, which shall accrue an annual interest at the rate of 8%.

The shares, warrants, cash and the 6-month note will be assigned by Star to the Star Equity Holders pro-ratably.

The transaction was approved by the Company’s shareholders on December 16, 2025 and was completed on January 12, 2026, at which time Star became a wholly owned subsidiary of the Company.

Because the acquisition closed subsequent to December 31, 2025, the transaction has not been reflected in the accompanying consolidated financial statements. The Company will account for the acquisition under ASC 805, Business Combinations. The preliminary allocation of purchase consideration to the assets acquired and liabilities assumed has not yet been completed as of the date of issuance of these financial statements.

C.	Tiltan Software Engineering Ltd.

On December 30, 2025, the Company consummated the acquisition of all of the issued and outstanding shares of Tiltan Software Engineering Ltd. (“Tiltan”) pursuant to a Stock Purchase Agreement, as amended, among the Company, its wholly owned subsidiary Nukk Picolo Ltd. (“Nukk Picolo”), Tiltan and Arie Shafir (the “Tiltan Seller”), in consideration of NIS 47,600 (approximately $14,000). As a result of the acquisition, Tiltan became an indirect wholly owned subsidiary of the Company. (see note 4 for additional information).

D.	SC II Acquisition Corp.

On October 16, 2025, a registration statement was filed with the Securities and Exchange Commission (the “SEC”) regarding a proposed initial public offering (“IPO”) of units of SC II Acquisition Corp. (“SC II”), a newly formed special purpose acquisition company and indirect subsidiary of the Company.

On November 28, 2025, SC II consummated its IPO of 17,250,000 units (the “Units”), including the full exercise by the underwriters of their over-allotment option to purchase an additional 2,250,000 Units. The Units were sold at a public offering price of $10.00 per Unit, generating gross proceeds of approximately $172.5 million. Each Unit consists of one Class A ordinary share, par value $0.0001 per share, and one right to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of SC II’s initial business combination (each, a “Share Right”).

Simultaneously with the closing of the Initial Public Offering (“IPO”), SC Capital II Sponsor LLC (the “Sponsor”), a Delaware limited liability company and indirect subsidiary of the Company in which the Company holds a majority interest, purchased 255,000 private placement units (the “Sponsor Units”) at $10.00 per unit, pursuant to a Sponsor Private Placement Units Purchase Agreement dated November 25, 2025. The issuance of the Sponsor Units was made pursuant to the exemption from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”).

The proceeds of the IPO were placed in a trust account to be used for the purpose of completing a business combination in accordance with SC II’s amended and restated memorandum and articles of association.

The Company evaluated SC II under ASC 810, Consolidation, including the variable interest entity (“VIE”) model. SC II was determined to be a VIE because, among other factors, the holders of the Class A ordinary shares lack substantive decision-making rights over the activities that most significantly impact SC II’s economic performance and the Sponsor, through its governance rights and economic interests, has the ability to direct such activities.

The Company concluded that it is the primary beneficiary of SC II as it (i) has the power, through its majority ownership and control of the Sponsor, to direct the activities that most significantly impact SC II’s economic performance, including identifying and negotiating a potential business combination, and (ii) has the obligation to absorb losses and the right to receive benefits that could potentially be significant to SC II.

Accordingly, SC II has been consolidated in the Company’s consolidated financial statements as of December 31, 2025.

The assets held in the trust account are held in money market funds which invest in U.S. Treasury securities. The Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC 480-10-S99, the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the IPO, the Company recognized the accretion from initial book value to redemption value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and accumulated deficit. Accordingly, as of December 31, 2025, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet. As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	172,500
Less:
Proceeds allocated to Public Rights	(5,382)
Class A ordinary shares issuance costs	(1,233)
Plus:
Remeasurement of carrying value to redemption value	6,894
Class A ordinary shares subject to redemption as of December 31, 2025	172,779

E.	Mandragola Joint Venture

On August 28, 2025, the Company, Nukk Picolo and Mandragola Ltd., an Israeli corporation (“Mandragola”), entered into a Joint Venture Agreement (the “JV Agreement”).

Pursuant to the JV Agreement, the parties agreed to establish a joint venture company in Israel (the “JV Company”). The JV Company is intended to develop advanced manufacturing zones in the Baltics and Israel designed to support civil and defense aviation activities, including the establishment of a NATO-compliant logistics hub in Riga and facilities dedicated to licensed maintenance and repair (MRO) services, aircraft modernization, resale and leasing activities. Under the JV Agreement, Nukk Picolo will hold a 51% equity interest in the JV Company and has the right to designate three of the five members of the board of directors, with Mandragola designating the remaining two directors.

The JV Agreement further provides that, under certain specified conditions, the Company may require Mandragola to sell its participating interest in the JV Company to the Company in exchange for shares of the Company’s common stock based on a pre-determined valuation formula set forth in the JV Agreement.

Mandragola has committed to provide the JV Company with a 24-month credit line of up to $2 million, to be drawn as needed.

In connection with the JV Agreement, the Company issued to Mandragola:

●	310,000 restricted shares of the Company’s common stock.

●	five-year warrants to purchase 250,000 shares at an exercise price of $4.40 per share; and

●	five-year performance-based warrants to purchase 350,000 shares at an exercise price of $6.00 per share (the “Performance Warrants”).

●	As of December 31, 2025 the JV Company has not commenced its operations.

F.	Reverse stock split

Effective October 24, 2024, the Company amended its amended and restated certificate of incorporation to implement a one-for-eight reverse stock split of its common stock (the “2024 Reverse Stock Split”) and increased the number of authorized shares of the Company’s common stock from 40,000,000 to 150,000,000.

As a result of the Reverse Stock Split, every seven shares of the Company’s outstanding Common Stock prior to the effect of that amendment were combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split and the shares were rounded to the nearest whole number.

All shares, stock option and per share information in these consolidated financial statements have been restated to reflect the Reverse Stock Split on a retroactive basis.

G.	Change of Company’s fiscal year

On February 14, 2025, the Board of Directors of the Company approved a change in the Company’s fiscal year end from September 30 to December 31, effective for the fiscal year beginning January 1, 2024. This change results in a transition period from October 1, 2024, to December 31, 2024.

The decision to change the fiscal year end was made to align the Company’s financial reporting with the calendar year, which is expected to enhance operational efficiency, improve comparability with industry peers, and better serve the needs of shareholders. Further, the Company intends to align its fiscal year with Star.

The periods presented are the year ended December 31, 2025, the three months ended December 31, 2024 (the “Transition Period”), and the year ended September 30, 2024 (“Fiscal 2024”). Each of the Company’s fiscal quarters ends on the last day of the calendar month.

H.	Nasdaq Compliance Matter

On August 28, 2025, the Company received a notification letter from Nasdaq indicating that the Company was not in compliance with the Market Value Rule because the Company had failed to maintain a minimum market value of listed securities of $50,000 over the previous 10 consecutive business days as required by The Nasdaq Global Market. The Company had been provided a compliance period of 180 calendar days, or until February 24, 2026, to regain compliance.

On September 26, 2025, the Company received written confirmation from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) informing the Company that it regained compliance with the minimum market value of listed securities requirement under Nasdaq Listing Rule 5450(b)(2)(A) (the “Market Value Rule”). Nasdaq’s September 26, 2025 letter confirmed that, for the last 10 consecutive business days from September 15, 2025 to September 26, 2025, the Company’s market value of listed securities had been $50,000 or greater. As a result, the Company has demonstrated compliance with the Market Value Rule, and Nasdaq has determined that the Company has regained compliance.

Consequently, the Company is now in compliance with the Market Value Rule and this matter has been closed.

I.	Israel – Hamas war

In October 2023, a large-scale terrorist attack in southern Israel led to the outbreak of armed conflict between Israel and Hamas. The conflict subsequently expanded to additional regional fronts and contributed to a period of heightened geopolitical and security instability in the region.

During 2024 and 2025, hostilities included military operations in Lebanon and direct confrontations involving Iran. These developments increased regional uncertainty and, at times, resulted in temporary disruptions to the Company’s operations in Israel, including limited interruptions to routine business activities.

In September 2025, a ceasefire agreement was reached between Israel and Hamas, and all remaining living Israeli hostages were released and returned to Israel. While the ceasefire has generally held as of the date of these financial statements, the security situation remains sensitive, and the potential for renewed hostilities or broader regional escalation cannot be ruled out. More recently, on February 28, 2026, hostilities between Israel and Iran escalated again. Israel, together with the United States, conducted a major joint military campaign of air and missile strikes against targets in Iran, which triggered a broad Iranian response and contributed to significant regional instability. The situation remains highly fluid, and management is unable to predict when, or on what terms, this escalation will be resolved. Accordingly, the extent of the continued impact on the Company’s operations and financial results, if any, cannot be reasonably estimated at this time.

Given that the majority of the Company’s operations are conducted in Israel, and that all members of the Company’s board of directors and management, as well as most employees, consultants, and service providers, are located in Israel, the Company is directly affected by the economic, political, geopolitical, and military conditions impacting the region. As of December 31, 2025, while ceasefire arrangements with Hamas, Lebanon and Iran were generally in effect and large-scale military operations had subsided, the overall security environment in Israel and the surrounding region remained unstable and unpredictable. Any further escalation or expansion of the conflict could negatively affect both regional and global conditions, and may adversely impact the Company’s business, financial condition, and results of operations.

J.	Going concern.

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) assuming the Company will continue as a going concern.

At December 31, 2025, the Company had negative working capital of approximately $30 million (of which $24.5 million stock purchase warrant liabilities that do not require cash settlement) and stockholders’ deficit of $15.6 million as of December 31, 2025; For the year ended December 31, 2025, the Company reported a net operating loss of $32.6 million and net cash used in operations of $6.2 million. Absent any other action, the Company will require additional liquidity to continue its operations for the next 12 months.

After evaluating these conditions, management concluded that its plans, when considered in aggregate, alleviate substantial doubt about the Company’s ability to continue as a going concern. Those plans include: (i) cancellation of a previously contemplated $16 million intercompany note obligation arising from the Star acquisition, which has been mutually agreed to be of no force or effect (see Note 20) ; (ii) the Company’s existing unrestricted cash balance of approximately $7.0 million, sufficient to fund projected operating expenses through the look-forward period; (iii) an active Equity Line of Credit (“ELOC”) with Esousa Holdings, LLC — legally binding, SEC-registered, and shareholder-approved — providing drawdown capacity, which exceeds the Company’s projected annual operating cash needs; (iv) the Company’s majority-owned subsidiaries, including Rimon Ltd. and Nimbus Robotics, which are cash-positive and require no capital support from the Company; (v) management’s ongoing efforts to assist subsidiaries in securing or expanding bank credit facilities; and (vi) the option to satisfy certain obligations through issuance of equity in lieu of cash. See also Note 20, which describes a private placement agreed upon subsequent to the balance sheet date, pursuant to which the Company received $10 million in February 2026.

Management has determined that its plans are probable of being effectively implemented and probable of mitigating the conditions described above, enabling continuation of the Company’s operations for the foreseeable future.